CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 5,390	$ 8,490
Prepaid expenses and other current assets	474	832
Total current assets	5,864	9,322
Right of use asset	0	33
Property and equipment, net	1	6
Other assets	0	3
Total assets	5,865	9,364
Current liabilities:
Accounts payable	184	657
Accrued expenses	735	942
Lease liability	0	35
Total current liabilities	919	1,634
Commitments and contingencies (Note 2)
Stockholders’ equity:
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; no shares issued and outstanding at September 30, 2024 and December 31, 2023	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized; 958,219 and 416,368 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	0	0
Additional paid-in capital	149,676	146,936
Accumulated deficit	(144,730)	(139,206)
Total stockholders’ equity	4,946	7,730
Total liabilities and stockholders’ equity	$ 5,865	$ 9,364